Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Change in Contract with Customer, Liability [Abstract]
Schedule of Change in Contract with Customer Contract Liability
The following table reflects the changes in the Company’s contract liabilities, which is classified as deferred revenue:

	September 30, 2022	December 31, 2021

Deferred revenues, beginning of period	$2,864	$1,661
Unconditional rights to invoice but not yet recognized	1,381	1,770
Revenue recognized from prior period deferred revenue	(1,663)	(567)

Deferred revenues, end of period	$2,582	$2,864

The following table reflects the changes in the Company’s contract liabilities, which is classified as deferred revenue, as of December 31:

	2021	2020
Deferred revenue, beginning of period	$1,661	$1,591
Unconditional rights to invoice but not yet	1,770	1,076
Revenue recognized from prior period deferred	(567)	(1,006)

Deferred revenue, end of period	$2,864	$1,661